CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from related parties	¥ 4,449,757	¥ 4,281,005	¥ 2,816,995
Cost of revenue related parties	¥ 3,713,536	¥ 3,342,084	¥ 2,141,123